Financial Risk Management Objectives and Policies - Summary of Interest Rate Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	¥ 7,651	¥ 1,350
Borrowings	(87,895)	(51,837)
Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(96,251)	(110,275)	¥ (109,306)
Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	7,651	1,350
Restricted bank deposits	12	6
Borrowings	(13,328)	(3,943)
Floating interest rate [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(44,541)	(49,851)
Floating interest rate [member] | Interest rate swaps [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest rate swaps at notional amount	4,504	6,194
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Borrowings	(74,567)	(47,929)
Fixed interest rate [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	¥ (51,710)	¥ (60,424)